EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share
The components of basic and diluted earnings per share were as follows:

	Years Ended December 31,
(in thousands, except per share amounts)	2021	2020	2019
Basic EPS:
Numerator:
Net (loss) income attributable to TIP Inc.	$(144,689)	$(47,787)	$2,878
Denominator:
Basic weighted average Common Shares outstanding	67,412,546	57,671,818	56,629,405
Net (loss) income per share:
Basic	$(2.15)	$(0.83)	$0.05
Diluted EPS:

Numerator:
Net (loss) income attributable to TIP Inc.	$(144,689)	$(47,787)	$2,878
Denominator:
Basic weighted average Common Shares outstanding	67,412,546	57,671,818	56,629,405

Effect of dilutive securities:
Unvested RSUs	—	—	157,940

Diluted weighted average Common Shares outstanding	67,412,546	57,671,818	56,787,345
Net (loss) income per share:
Diluted	$(2.15)	$(0.83)	$0.05

Weighted Average Dilutive Effect of Common Shares Not Included in Computation of Diluted Earnings Per Share
The following table indicates the weighted average dilutive effect of Common Shares that may be issued in the future. These Common Shares were not included in the computation of diluted earnings per share for the year ended December 31, 2021, 2020 and 2019 because the effect was either anti-dilutive or the conditions for vesting were not met:

	Years Ended December 31,
	2021	2020	2019
Class C Units	17,928,140	26,429,030	26,439,817
Warrants	13,402,685	13,402,685	13,402,685
Forfeitable Founders Shares	1,675,336	1,675,336	1,675,336
Unvested RSUs	4,236,995	2,922,854	1,074,144
Unvested Class C Units	—	48,033	96,065

Weighted average Common Shares excluded from calculation of diluted net (loss) income per share	37,243,156	44,477,938	42,688,047